UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21593
KAYNE ANDERSON MLP INVESTMENT COMPANY

(Exact name of registrant as specified in charter)

1800 Avenue of the Stars, Second Floor, Los Angeles, California	90067

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.
Kayne Anderson Capital Advisors, L.P., 1800 Avenue of the Stars, Second Floor, Los Angeles, California 90067

(Name and address of agent for service)
Registrant’s telephone number, including area code: (310) 556-2721
Date of fiscal year end: November 30th
Date of reporting period: February 28, 2006

Item 1: Schedule of Investments –
KAYNE ANDERSON MLP INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006
(amounts in 000’s)
(UNAUDITED)

	No. of
	Shares/Units	Value
Description

Long-Term Investments -142.8%
Equity Investments (a) - 142.8%
Pipeline MLP (b) - 116.1%
Atlas Pipeline Partners, L.P.	365	$15,295
Boardwalk Pipeline Partners, LP	354	6,893
Buckeye Partners, L.P.	74	3,266
Copano Energy, L.L.C.	2,222	90,295
Crosstex Energy, L.P.	2,619	96,914
DCP Midstream Partners, LP	69	1,892
Enbridge Energy Management, L.L.C. (c)	396	18,247
Enbridge Energy Partners, L.P.	1,980	88,524
Energy Transfer Partners, L.P.	4,444	158,756
Enterprise Products Partners L.P.	5,614	136,307
Genesis Energy, L.P.	38	445
Global Partners LP	369	7,764
Hiland Partners, LP	48	1,980
Holly Energy Partners, L.P.	220	8,840
Kinder Morgan Management, LLC (c)	2,719	118,908
Magellan Midstream Partners, L.P.	3,964	124,822
MarkWest Energy Partners, L.P.	193	8,690
MarkWest Energy Partners, L.P. — Unregistered (d)	679	29,564
Martin Midstream Partners L.P.	180	5,378
Northern Border Partners, L.P.	753	36,234
Pacific Energy Partners, L.P.	437	13,512
Plains All American Pipeline, L.P.	1,399	62,689
Regency Energy Partners LP (e)	550	11,032
Sunoco Logistics Partners L.P.	37	1,582
TC PipeLines, LP	206	7,163
TEPPCO Partners, L.P.	503	18,306
TransMontaigne Partners L.P.	52	1,318
Valero L.P.	639	33,235

		1,107,851

Propane MLP - 12.7%
Ferrellgas Partners, L.P.	1,770	39,584
Inergy, L.P.	2,969	81,168

		120,752

Shipping MLP - 2.2%
K-Sea Transportation Partners L.P. (f)	109	3,769
Teekay LNG Partners L.P.	259	7,871
U.S. Shipping Partners L.P.	403	9,254

		20,894

Coal MLP - 1.8%
Natural Resource Partners L.P.	171	8,812
Penn Virginia Resource Partners, L.P.	137	7,908

		16,720

MLP Affiliates - 2.9%
Atlas America, Inc. (g)	32	2,177
Crosstex Energy, Inc.	58	4,603
Energy Transfer Equity, L.P. (e)	249	5,484
Magellan Midstream Holdings, L.P. (e)	293	6,824
MarkWest Hydrocarbon, Inc. (f)	275	6,287
TransMontaigne Inc. (g)	318	2,400

		27,775

KAYNE ANDERSON MLP INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006
(amounts in 000’s)
(UNAUDITED)

			No. of
			Shares/Units	Value
Description
Other - 7.1%
Arlington Tankers Ltd.			71	$1,625
Calumet Specialty Products Partners, L.P. (e)			520	12,333
Clearwater Natural Resources, LP — Unregistered (d)(h)			2,650	53,000
DryShips Inc.			74	810

				67,768

Total Equity Investments (Cost $1,171,189)				1,361,760

	Interest	Maturity	Principal
	Rate	Date	Amount
Fixed Income Investment - 0.0%
MLP Affiliate - 0.0%
TransMontaigne Inc. (Cost $504)	9.125%	06/01/10	$500	514

Total Long-Term Investments (Cost $1,171,693)				1,362,274

Short-Term Investment - 5.8%
Repurchase Agreement - 5.8%
Bear, Stearns & Co. Inc. (Agreement dated 2/28/06 to be repurchased at $55,047), collateralized by $56,637 in U.S. Government and Agency Securities (Cost $55,040)	4.500	03/01/06		55,040

Total Investments - 148.6% (Cost $1,226,733)				1,417,314

	No. of
	Units
Liabilities
Securities Sold Short
Coal MLP
Alliance Resource Partners, L.P.	57	(2,111)

Propane MLP
AmeriGas Partners, L.P.	2	(65)

Total Securities Sold Short (cash proceeds received $2,267)		(2,176)

Auction Rate Senior Notes		(320,000)
Deferred Taxes		(76,175)
Current Taxes		(905)
Other Liabilities		(4,744)

Total Liabilities		(404,000)

Unrealized Appreciation on Interest Rate Swap Contracts		4,577
Other Assets		11,047

Total Liabilities in Excess of Other Assets		(388,376)
Preferred Stock at Redemption Value		(75,000)

Net Assets Applicable to Common Stockholders		$953,938

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)	Includes Limited Liability Companies.

(c)	Distributions are paid in-kind.

(d)	Fair valued securities, restricted from public sale. The Company negotiates certain aspects of the method and timing of its rights to dispose of these investments, including registration rights and related costs.

(e)	Security is currently non-income producing; expected to pay distributions within the next 12 months.

(f)	Security or a portion thereof is segregated as collateral on securities sold short.

(g)	Security is non-income producing.

(h)	Clearwater Natural Resources, LP is a privately-held company.

KAYNE ANDERSON MLP INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006
(amounts in 000’s)
(UNAUDITED)
Certain of the Company’s investments are restricted as to resale and are valued as determined in accordance with procedures established by the Board of Directors. The table below shows the number of units held, the acquisition dates, aggregate costs, fair value as of February 28, 2006, value per unit of such securities, percent of net assets applicable to common stockholders and percent of total assets which the securities comprise.

							Percent	Percent
		Number of	Acquisition		Fair	Value Per	of Net	of Total
Partnership	Security	Units	Date	Cost	Value	Unit	Assets (1)	Assets
Clearwater Natural Resources, L.P.	Common Units (2)	2,650	08/01/05	$53,000	$53,000	$20.00	5.6%	3.7%
MarkWest Energy Partners, L.P.	Common Units (2)	679	11/09/05	30,000	29,564	43.57	3.1	2.1

				$83,000	$82,564		8.7%	5.8%

(1)	Applicable to common stockholders.

(2)	Unregistered security.
At February 28, 2006, the identified cost basis of investments for Federal income tax purposes was $1,224,014. At February 28, 2006, gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation	$197,762
Gross unrealized depreciation	(4,462)

Net unrealized appreciation	$193,300

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s annual report previously filed with the Securities and Exchange Commission on Form N-CSR on February 8, 2006, with a file number 811-21593. Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at http://www.kaynemlp.com; or on the website of the Securities and Exchange Commission, http://www.sec.gov.

Item 2: Controls and Procedures
     (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.
     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3: Exhibits
1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP INVESTMENT COMPANY

/s/ Kevin S. McCarthy Name: Kevin S. McCarthy
Title: Chief Executive Officer
Date: April 28, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin S. McCarthy
Name: Kevin S. McCarthy
Title: Chief Executive Officer
Date: April 28, 2006

/s/ Terry A. Hart Name: Terry A. Hart
Title: Chief Financial Officer
Date: April 28, 2006